Goodwill and Intangible Assets, Net - Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.80%	8.60%	8.60%
Growth rates	2.50%	2.50%	2.50%
Spain [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.50%	9.50%	9.90%
Growth rates	1.70%	1.60%	1.90%
Mexico [member]
Disclosure of information for cash-generating units [line items]
Discount rates	10.20%	9.80%	9.60%
Growth rates	2.70%	2.90%	3.50%
Colombia [member]
Disclosure of information for cash-generating units [line items]
Discount rates	10.50%	10.00%	9.80%
Growth rates	3.70%	4.00%	4.00%
France [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.00%	9.10%	9.00%
Growth rates	1.80%	1.80%	1.60%
United Arab Emirates [member]
Disclosure of information for cash-generating units [line items]
Discount rates	10.40%	10.20%	10.20%
Growth rates	3.10%	3.40%	3.60%
United Kingdom [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.00%	8.80%	8.80%
Growth rates	1.70%	1.90%	2.30%
Egypt [member]
Disclosure of information for cash-generating units [line items]
Discount rates	11.80%	11.40%	12.50%
Growth rates	6.00%	6.00%	4.60%
Bottom of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.10%	9.10%	9.00%
Growth rates	2.30%	2.20%	2.40%
Top of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates	11.70%	12.80%	13.80%
Growth rates	6.80%	7.00%	4.30%